Turnover and segment information - Net operating assets by segment (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Net operating assets	£ 19,948	£ 17,851
Net debt	(15,040)	(17,197)
Investments in associates and joint ventures	55	74
Current equity investments	2,204	4,087
Derivative financial instruments	16	7
Current and deferred taxation	5,536	5,176
Assets held for sale (excluding cash and cash equivalents)	76	98
Net assets	12,795	10,096
Segment profit
Disclosure of operating segments [line items]
Net operating assets	19,323	17,587
Segment profit | Commercial Operations
Disclosure of operating segments [line items]
Net operating assets	12,302	10,288
Segment profit | Research and development
Disclosure of operating segments [line items]
Net operating assets	7,021	7,299
Corporate and other unallocated costs
Disclosure of operating segments [line items]
Net operating assets	£ 625	£ 264